Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 18. BUSINESS COMBINATIONS

(a) Disposal of subsidiaries

In 2024, the Group disposed of 8 subsidiaries and realized a gain of US$352,889.

(b) Acquisition of subsidiaries

On June 28, 2023, the Company acquired 100% of the issued capital of Itana Energy Pty Ltd (formerly name Teko Energy Pty Ltd) (“Teko”) for US$750,000.

Details of the purchase consideration, the net assets acquired are as follows:

	Consolidated
	2025	2024	2023
	US$	US$	US$
Purchase consideration:
Cash paid	1	-	-
Ordinary shares issued	-	-	750,000
Total purchase considerations	1	-	750,000

The assets and liabilities recognized as a result of the acquisitions are as follows:
Cash	1	-	2,110
Other assets	-	-	2,710
Net identifiable liabilities acquired	1	-	4,820
Loss on asset acquisition	-	-	745,180
	1	-	750,000